UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2005
                                                     --------------

Check here if Amendment [   ]; Amendment Number:________________________
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Emigrant Bancorp, Inc.
                        ---------------------------------
Address:                   5 East 42nd Street
                        ---------------------------------
                           New York, New York 10017
                        ---------------------------------

                        ---------------------------------

Form 13F File Number: 28-11281
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John R. Hart
               ---------------------------------
Title:            Vice Chairman and Treasurer
               ---------------------------------
Phone:            212-850-4831
               ---------------------------------

Signature, Place, and Date of Signing:

       /s/ John R, Hart          New York, New York        May 12, 2005
       ----------------          ------------------        ------------
       [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28-_________________________          ________________________________
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   3
                                         ----------------------------
Form 13F Information Table Entry Total:              51
                                         ----------------------------
Form 13F Information Table Value Total:              475,072
                                         ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

    1     28-11238                 New York Private Bank & Trust Corporation
------    --------------        ------------------------------------------------

    2     28-11216                 Emigrant Savings Bank
------    --------------        ------------------------------------------------

    3     28-11294                 Emigrant Agency, Inc.
------    --------------        ------------------------------------------------

 [Repeat as necessary.]

FORM 13F INFORMATION TABLE
             3/31/2005
              COLUMN 1              COLUMN 2      COLUMN 3         COLUMN 4     COLUMN 5
------------------------------------------------------------------------------------------------------------
           NAME OF ISSUER            CLASS         CUSIP            VALUE        SHRS OR    SH/    PUT/
                                                                   (X$1000)      PRN AMT    PRN    CALL
American Express Co                  Common       025816109         14,024       273,000    SH
Ballard Power Systems Inc            Common       05858H104            801       155,000    SH
Bank of America Corp                 Common       060505104         48,510     1,100,000    SH
Bank of New York Co Inc/The          Common       064057102         37,323     1,284,800    SH
Capstone Turbine Corp                Common       14067D102          1,115       719,400    SH
Central Bancorp Inc/MA               Common       152418109          1,361        50,322    SH
Citigroup Inc                        Common       172967101         37,076       825,000    SH
Dime Bancorp Inc New                 Warrant      25429Q110             45       372,500    SH
JPMorgan Chase & Co                  Common       46625H100         38,060     1,100,000    SH
Mechanical Technology Inc            Common       583538103            760       172,000    SH
Microsoft Corp                       Common       594918104          1,209        50,000    SH
New York Community Bancorp Inc       Common       649445103         17,119       942,700    SH
North Fork Bancorporation Inc        Common       659424105         13,870       500,000    SH
Pfizer Inc                           Common       717081103          7,881       300,000    SH
Regions Financial Corp               Common       7591EP100          3,240       100,000    SH
Wells Fargo & Co                     Common       949746101         11,960       200,000    SH
-------------------------------------             ----------------------------------------------------------
American Express Co                  Common       025816109         37,346       727,000    SH
Bank of America Corp                 Common       060505104         11,025       250,000    SH
Bank of New York Co Inc/The          Common       064057102         17,145       590,200    SH
BankAtlantic Bancorp Inc             Common       065908501          3,393       195,000    SH
Bankunited Financial Corp            Common       06652B103          5,909       220,000    SH
Capstone Turbine Corp                Common       14067D102          1,432       923,717    SH
Citigroup Inc                        Common       172967101         21,347       475,000    SH
Colonial BancGroup Inc/The           Common       195493309            718        35,000    SH
Fidelity Bankshares Inc              Common       31604Q107          2,045        89,000    SH
Fifth Third Bancorp                  Common       316773100          8,596       200,000    SH
JPMorgan Chase & Co                  Common       46625H100         17,300       500,000    SH
Mechanical Technology Inc            Common       583538103             49        11,000    SH
Merrill Lynch & Co Inc               Common       590188108          5,660       100,000    SH
Microsoft Corp                       Common       594918104         32,267     1,335,000    SH
Morgan Stanley                       Common       617446448          8,588       150,000    SH
People's Bank/Bridgeport CT          Common       710198102          3,071        75,000    SH
Pfizer Inc                           Common       717081103          5,254       200,000    SH
Regions Financial Corp               Common       7591EP100          6,480       200,000    SH
Sovereign Bancorp Inc                Common       845905108          4,432       200,000    SH
TD Banknorth Inc                     Common       87235A101            937        30,000    SH
3M Co                                Common       88579Y101         10,283       120,000    SH
Tiffany & Co                         Common       886547108          3,452       100,000    SH
Wells Fargo & Co                     Common       949746101          8,970       150,000    SH
-------------------------------------             ----------------------------------------------------------
Bank of America Corp                 Common       060505104          5,623       127,500    SH
Bank of New York Co Inc/The          Common       064057102          4,334       149,200    SH
Citigroup Inc                        Common       172967101          4,885       108,700    SH
Dime Bancorp Inc New                 Common       25429Q110              6        50,000    SH
First Niagara Financial Group Inc    Common       33582V108            396        30,000    SH
Lev Pharmaceuticals Inc              Common       52730C101             15         9,600    SH
JPMorgan Chase & Co                  Common       46625H100          4,834       139,700    SH
Keycorp                              Common       493267108            811        25,000    SH
Merck & Co Inc                       Common       589331107            486        15,000    SH
Microsoft Corp                       Common       594918104          1,209        50,000    SH
National City Corp                   Common       635405103            335        10,000    SH
Regions Financial Corp               Common       7591EP100          1,069        33,000    SH
Wells Fargo & Co                     Common       949746101          1,017        17,000    SH
                                                                   475,072


FORM 13F INFORMATION TABLE
             3/31/2005
              COLUMN 1             COLUMN 6       COLUMN 7    COLUMN 8
--------------------------------------------------------------------------------------------
           NAME OF ISSUER          INVESTMENT       OTHER      VOTING
                                   DISCRETION      MANAGERS     SOLE      SHARED     NONE
American Express Co                 Defined          1,2,3       X
Ballard Power Systems Inc           Defined          1,2,3       X
Bank of America Corp                Defined          1,2,3       X
Bank of New York Co Inc/The         Defined          1,2,3       X
Capstone Turbine Corp               Defined          1,2,3       X
Central Bancorp Inc/MA              Defined          1,2,3       X
Citigroup Inc                       Defined          1,2,3       X
Dime Bancorp Inc New                Defined          1,2,3       X
JPMorgan Chase & Co                 Defined          1,2,3       X
Mechanical Technology Inc           Defined          1,2,3       X
Microsoft Corp                      Defined          1,2,3       X
New York Community Bancorp Inc      Defined          1,2,3       X
North Fork Bancorporation Inc       Defined          1,2,3       X
Pfizer Inc                          Defined          1,2,3       X
Regions Financial Corp              Defined          1,2,3       X
Wells Fargo & Co                    Defined          1,2,3       X
------------------------------------               ------------------------------------------
American Express Co                 Defined            1,2       X
Bank of America Corp                Defined            1,2       X
Bank of New York Co Inc/The         Defined            1,2       X
BankAtlantic Bancorp Inc            Defined            1,2       X
Bankunited Financial Corp           Defined            1,2       X
Capstone Turbine Corp               Defined            1,2       X
Citigroup Inc                       Defined            1,2       X
Colonial BancGroup Inc/The          Defined            1,2       X
Fidelity Bankshares Inc             Defined            1,2       X
Fifth Third Bancorp                 Defined            1,2       X
JPMorgan Chase & Co                 Defined            1,2       X
Mechanical Technology Inc           Defined            1,2       X
Merrill Lynch & Co Inc              Defined            1,2       X
Microsoft Corp                      Defined            1,2       X
Morgan Stanley                      Defined            1,2       X
People's Bank/Bridgeport CT         Defined            1,2       X
Pfizer Inc                          Defined            1,2       X
Regions Financial Corp              Defined            1,2       X
Sovereign Bancorp Inc               Defined            1,2       X
TD Banknorth Inc                    Defined            1,2       X
3M Co                               Defined            1,2       X
Tiffany & Co                        Defined            1,2       X
Wells Fargo & Co                    Defined            1,2       X
------------------------------------               ------------------------------------------
Bank of America Corp                Defined              1       X
Bank of New York Co Inc/The         Defined              1       X
Citigroup Inc                       Defined              1       X
Dime Bancorp Inc New                Defined              1       X
First Niagara Financial Group Inc   Defined              1       X
Lev Pharmaceuticals Inc             Defined              1       X
JPMorgan Chase & Co                 Defined              1       X
Keycorp                             Defined              1       X
Merck & Co Inc                      Defined              1       X
Microsoft Corp                      Defined              1       X
National City Corp                  Defined              1       X
Regions Financial Corp              Defined              1       X
Wells Fargo & Co                    Defined              1       X
